Noncontrolling Interests - Additional Information (Details) - SymetryML Holdings	Dec. 31, 2021	Dec. 31, 2020	Mar. 04, 2020
Minority Interest [Line Items]
Membership interest percentage			100.00%
Class B Equity Interests
Minority Interest [Line Items]
Percentage of interests owned by noncontrolling interests	41.00%	30.00%
Class B Equity Interests | Employees
Minority Interest [Line Items]
Percentage of interest owned by employees			50.00%